RESTORATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2018
RESTORATION PROVISION.
Schedule of restoration provision

	2018	2017
As at 31 December	US$’000	US$’000
Balance at beginning of period	7,567	7,072
New provisions	1,951	938
Changes in estimates	(638)	663
Disposals and settlements	(139)	(256)
New provisions assumed from acquisition	7,435	—
Unwinding of discount	368	214
Reclassification to liabilities related to assets held for sale	—	(1,064)
Balance at end of period	16,544	7,567